ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Disclosure of accounts receivable [Table Text Block]
	As at December 31,
	2021	2020
Trade and settlement receivables	5,859	4,676
Goods and services tax receivable	1,099	1,358
Other receivables	2,646	655
	9,604	6,689